Derivative Instruments, Gain (Loss) (Details) - USD ($)	9 Months Ended	12 Months Ended
	Oct. 31, 2015	Jan. 31, 2015
Derivative Liabilities Derivative Instruments, Gain (loss) 1		$ 46,985
Derivative Liabilities Derivative Instruments, Gain (loss) 2		15,112
Derivative Liabilities Derivative Instruments, Gain (loss) 3		(482,697)
Derivative Liabilities Derivative Instruments, Gain (loss) 4		31,873
Derivative Liabilities Derivative Instruments, Gain (loss) 5		(256,748)
Derivative Liabilities Derivative Instruments, Gain (loss) 6		0
Derivative Liabilities Derivative Instruments, Gain (loss) 7		909,165
Derivative Liabilities Derivative Instruments, Gain (loss) 8		0
Derivative Liabilities Derivative Instruments, Gain (loss) 9		216,705
Derivative Liabilities Derivative Instruments, Gain (loss) 10		46,985
Derivative Liabilities Derivative Instruments, Gain (loss) 11		(482,697)
Derivative Liabilities Derivative Instruments, Gain (loss) 12		$ 31,873
Derivative Liabilities Derivative Instruments, Gain (loss) 1	$ 216,705
Derivative Liabilities Derivative Instruments, Gain (loss) 2	46,985
Derivative Liabilities Derivative Instruments, Gain (loss) 3	(70,766)
Derivative Liabilities Derivative Instruments, Gain (loss) 4	(396,686)
Derivative Liabilities Derivative Instruments, Gain (loss) 5	(750,615)
Derivative Liabilities Derivative Instruments, Gain (loss) 6	(169,474)
Derivative Liabilities Derivative Instruments, Gain (loss) 7	682,953
Derivative Liabilities Derivative Instruments, Gain (loss) 8	852,022
Derivative Liabilities Derivative Instruments, Gain (loss) 9	78,277
Derivative Liabilities Derivative Instruments, Gain (loss) 10	332,847
Derivative Liabilities Derivative Instruments, Gain (loss) 11	(70,766)
Derivative Liabilities Derivative Instruments, Gain (loss) 12	$ (396,686)